Income Taxes - Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income (loss) before income taxes	$ 627.6	$ 420.0	$ (75.2)	$ (214.3)	$ (108.1)	$ 373.9	$ 853.1	$ (512.9)	$ 758.1	$ 606.0	$ 277.8
Tax rate									35.00%	35.00%	35.00%
Income tax expense (benefit) at federal statutory rate									265.3	212.1	97.2
Valuation allowance									(86.6)	(48.3)	175.0
Dividends received deduction									(119.3)	(101.3)	(74.0)
Audit settlement									(4.1)	(4.3)	13.0
State tax expense (benefit)									5.9	(8.8)	17.0
Noncontrolling interest									(66.5)	(48.4)	(67.0)
Tax credits									(14.8)	(19.6)	(19.0)
Non-deductible expenses									(14.6)	14.2	32.0
Other									2.2	(0.8)	0.8
Total income tax expense (benefit)									$ (32.5)	$ (5.2)	$ 175.0